RYDEX VARIABLE TRUST

                                COMMODITIES FUND

                       SUPPLEMENT DATED DECEMBER 18, 2006
  TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2006


THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION THAT SUPPLEMENTS INFORMATION CONTAINED IN THE RYDEX VARIABLE TRUST PROSPECTUS (THE "PROSPECTUS") AND STATEMENT OF ADDITIONAL INFORMATION (THE "SAI") LISTED ABOVE AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS AND SAI, AS APPLICABLE.

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I.       AMENDMENTS TO THE PROSPECTUS

    o Under the heading "Commodities Fund - Principal Investment Strategy," the third sentence is deleted and replaced with the following:

                The Fund will seek to gain exposure to the GSCI(R) Total Return Index by investing in commodity-linked structured notes, exchange-traded funds ("ETFs") that provide exposure to the commodities markets, and in commodity-linked derivative instruments, including swap agreements, commodity options, and futures and options on futures, and equity securities.

     o Under the heading "Commodities Fund - Principal Risks," the following disclosure has been added following the last sentence of "Counterparty Credit Risk":

                In addition, the Fund will invest in commodity-linked structured notes issued by a limited number of issuers, which will act as counterparties. To the extent the Fund focuses its investments in a limited number of issuers it will be more susceptible to the risks associated with those issuers.

     o Under the heading "Commodities Fund - Principal Risks," the following risk disclosure has been added following "Energy Sector Concentration Risk":

                INVESTMENTS IN EXCHANGE-TRADED FUNDS ("ETFS") RISK - ETFs are pooled investment vehicles, which may be managed or unmanaged, that generally seek to track the performance of a specific index. Although individual shares of an ETF are traded on an exchange (such as the NYSE, Amex, or NASDAQ), large blocks of shares of ETFs are redeemable at net asset value. This ability to redeem large blocks of shares has historically resulted in the market price of individual shares of ETFs being at or near the net asset value of the ETF's underlying investments. The Fund may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF's expenses. Further, in part because of these additional expenses, the performance of an ETF may differ from the performance the Fund would achieve if it invested directly in the underlying investments of the ETF. In addition, while the risks of owning shares of an ETF generally reflect the risks of owning the underlying investments of the ETF, because shares of an ETF are traded at market prices, the market price may vary from the net asset value of its underlying investments.

II.      AMENDMENTS TO THE SAI

     o Under the heading "Investment Policies, Techniques, and Risk Factors" and the sub-heading "Short Sales," the following disclosure replaces the first sentence:

                The Inverse Dynamic OTC, Inverse Dynamic S&P 500, Inverse Dynamic Dow, Inverse Mid-Cap, Inverse OTC, Inverse Russell 2000(R), Inverse S&P 500, Inverse Government Long Bond, Absolute Return Strategies, Hedged Equity and Dynamic Weakening Dollar Funds will regularly engage in short sales transactions under which a Fund sell a security it does not own. The Commodities Fund may also engage in short sales transactions under which it sells a security it does not own.

     o Under the heading "Other Information" and the sub-heading "Portfolio Holdings," the following disclosure replaces the last sentence of the second paragraph:

                As of December 31, 2005, Fund portfolio holdings  information is
                disclosed  to  the   following   entities  as  part  of  ongoing
                arrangements that serve legitimate business purposes:

               o Morningstar - Information is provided monthly with a time lag of 1-5 business days
               o Lipper - Information is provided monthly with a time lag of 1-5 business days
               o Vickers Stock Research - Information is provided quarterly with a time lag of 1-5 business days
               o Thomson Financial - Information is provided quarterly with a time lag of 1-5 business days
               o Bloomberg - Information is provided quarterly with a time lag of 1-5 business days
               o Standard & Poor's - Information is provided quarterly with a time lag of 1-5 business days
               o Institutional Shareholder Services (formerly, Investors Responsibility Research Center) - Information is provided weekly with a time lag of 1-5 business days"

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              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.


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